Operating Segment - Summary of Information by Major Customer (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 187,219	¥ 182,537	¥ 184,341
Japan Business [member] | Mediceo Corporation [Member]
Disclosure of major customers [line items]
Revenue from contracts with customers	29,028	24,513	23,857
Japan Business [member] | Alfresa Corporation [Member]
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 26,261	¥ 24,029	¥ 20,485